Impairment	12 Months Ended
Dec. 31, 2012
Impairment
Impairment

14    Impairment

          In 2012 we identified evidence of impairment in relation to certain investments in affiliates and joint ventures and property, plant and equipment of the nickel, aluminum, coal and other reporting units. The following impairment charges were recorded:

		December 31, 2012
Product	Reporting unit	Carrying amount	Recoverable amount	Impairment charge
Investment in affiliates and joint ventures
Aluminum	Norsk Hydro ASA	3,212	2,237	975
Steel	Thyssenkrupp CSA	936	353	583
Energy	Vale Soluções de Energia	100	17	83

		4,248	2,607	1,641
Property, plant and equipment
Nickel	Onça Puma	3,779	930	2,849
Coal	Australia	1,619	590	1,029
Other		185	40	145

		5,583	1,560	4,023

		9,831	4,167	5,664

(a)
Investment

  •
  Investment in Norsk Hydro

          Volatility of aluminum prices and uncertainties regarding the prospects of the European economy contributed to a decrease in the traded market value of our 22% stake in Norsk Hydro, a Norwegian-listed aluminum producer, to a level below our carrying value of the equity accounted investment.

          At December 31, 2012 Norsk Hydro's shares at the close of trading were quoted at US$ 4.99 per share resulting in a market value of US$ 2,237.

    •
    Investment in Thyssenkrupp CSA

          We recorded an impairment charge against the carrying value of our 26.87% interest in Thyssenkrupp CSA to reflect a reduction in the investment recoverable amount. The fair value based on future cash flow and does not take into account the inherent value o our rights as the exclusive suppliers of ore to the mill which comprise an integral component of our investment strategy.

    •
    Investment in Vale Soluções de Energia ("VSE")

          Changes in the Company?s investment strategy have altered the expected cash flows from operations of our joint venture VSE.

          The recoverable amount for VSE was ascertained from the new cash flow projections from financial budgets recently approved by management for the joint venture.

(b)
Property plant and equipment

  •
  Onça Puma nickel assets

          The two Onça Puma iron-nickel project furnaces developed problems which led to their total stoppage from June 2012. Vale has decided to rebuild one of the furnaces and plans to resume operations in the fourth quarter of 2013. As a result of this incident and the current market environment for iron-nickel, we recorded an impairment charge to reduce the net carrying value of Onça Puma's assets.

          The recoverable amount of Onça Puma's assets once we determined these would not be recovered though undiscounted cash flow was ascertained by determining their value from discounted of cash flow projections based on financial budgets approved by management over the life of the mine. The projected cash flow was adjusted to reflect the effects of the quantities sold at the commodity futures prices and on the expected demand for the product.

          The key assumptions used by management to calculate the impairment are the sales values of the commodities and the discount rate, reflecting the volatile nature of the business.

          The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market would apply to comply with the risk of the assets under valuation. Vale?s weighted average cost of capital is used as a starting point for determining the discount rates, adjusted for the risk profile of the countries in which the individual cash-generating units operate.

    •
    Coal assets in Australia

          Increasing costs, falling market prices, reduced production levels and financially unfavorable regulatory changes were identified in the coal sector, leading us to carry out impairment tests.

          The recoverable amount for the Australian assets was ascertained by determining through the calculation of value from discounted cash flow projections based on financial budgets approved by management over the life of the mine. The discounted net cash flows to reflect quantities expected to be sold at future commodity prices based on projected demand for the product.

          The key assumptions used by management to calculate the impairment of coal assets in Australia include estimates of commodity prices and the discount rate, reflecting the volatile nature of the business.

    •
    Others

          Changes in the Company's strategy have altered the expected cash flows from operations for certain other operations, including oil and gas and other projects.

          The recoverable amount of these assets was ascertained from new cash flow projections based on financial budgets recently revised and approved by management.